Schedule of Investments (unaudited) December 31, 2019	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
AAR Corp.	582,834	$26,285,813
Aerovironment Inc.(a)(b)	157,668	9,734,422
Cubic Corp.(b)	271,075	17,232,238
Moog Inc., Class A	291,900	24,907,827
National Presto Industries Inc.	89,723	7,930,616
Park Aerospace Corp.	347,350	5,651,385

		91,742,301

Air Freight & Logistics — 0.8%
Atlas Air Worldwide Holdings Inc.(a)(b)	461,283	12,717,572
Echo Global Logistics Inc.(a)(b)	486,671	10,074,090
Hub Group Inc., Class A(a)(b)	592,138	30,370,758

		53,162,420

Airlines — 1.2%
Hawaiian Holdings Inc.	825,884	24,190,142
SkyWest Inc.	896,108	57,915,460

		82,105,602

Auto Components — 1.9%
American Axle & Manufacturing Holdings Inc.(a)(b)	1,992,885	21,443,443
Cooper Tire & Rubber Co.	890,167	25,592,301
Cooper-Standard Holdings Inc.(a)(b)	300,245	9,956,124
Dorman Products Inc.(a)(b)	238,965	18,094,430
Garrett Motion Inc.(a)(b)	1,334,156	13,328,218
Gentherm Inc.(a)(b)	303,437	13,469,568
Motorcar Parts of America Inc.(a)(b)	338,021	7,446,603
Standard Motor Products Inc.	360,089	19,163,937

		128,494,624

Banks — 10.4%
Allegiance Bancshares Inc.(a)(b)	339,377	12,760,575
Ameris Bancorp.	639,638	27,210,201
Banc of California Inc.	799,906	13,742,385
Banner Corp.	504,844	28,569,122
Berkshire Hills Bancorp. Inc.	761,714	25,045,156
Boston Private Financial Holdings Inc.	1,361,312	16,376,583
Brookline Bancorp. Inc.	741,056	12,197,782
Cadence BanCorp.	1,899,839	34,444,081
Central Pacific Financial Corp.	212,416	6,283,265
Columbia Banking System Inc.	1,195,914	48,655,761
Customers Bancorp. Inc.(a)	510,755	12,161,077
CVB Financial Corp.	1,229,096	26,523,892
Dime Community Bancshares Inc.	549,828	11,485,907
Eagle Bancorp. Inc.	564,938	27,472,935
First BanCorp./Puerto Rico	1,744,970	18,479,232
First Commonwealth Financial Corp.	764,964	11,099,628
First Financial Bancorp.	1,625,095	41,342,417
First Midwest Bancorp. Inc.	810,056	18,679,891
Franklin Financial Network Inc.	237,391	8,149,633
Glacier Bancorp. Inc.	623,058	28,654,438
Great Western Bancorp. Inc.	503,564	17,493,813
Hanmi Financial Corp.	508,752	10,172,496
Heritage Financial Corp./WA	540,324	15,291,169
Hope Bancorp Inc.	2,069,001	30,745,355
National Bank Holdings Corp., Class A	154,354	5,436,348
NBT Bancorp. Inc.	379,450	15,390,492
OFG Bancorp.	796,215	18,798,636
Opus Bank	385,198	9,965,072
Pacific Premier Bancorp. Inc.	995,144	32,446,670
S&T Bancorp. Inc.	357,159	14,389,936

Security	Shares	Value

Banks (continued)
Seacoast Banking Corp. of Florida(a)	30,756	$940,211
Simmons First National Corp., Class A	2,013,527	53,942,388
Southside Bancshares Inc.	563,696	20,935,670
Tompkins Financial Corp.	96,134	8,796,261
Triumph Bancorp. Inc.(a)	124,058	4,716,685
United Community Banks Inc./GA	187,216	5,781,230
Veritex Holdings Inc.	418,615	12,194,255

		706,770,648

Beverages — 0.2%
MGP Ingredients Inc.(b)	132,560	6,422,532
National Beverage Corp.(a)	107,911	5,505,619

		11,928,151

Biotechnology — 1.6%
Acorda Therapeutics Inc.(a)	855,943	1,746,124
AMAG Pharmaceuticals Inc.(a)(b)	557,882	6,789,424
Cytokinetics Inc.(a)(b)	474,055	5,029,724
Emergent BioSolutions Inc.(a)(b)	305,109	16,460,630
Momenta Pharmaceuticals Inc.(a)	786,882	15,525,182
Myriad Genetics Inc.(a)(b)	1,320,606	35,960,101
Progenics Pharmaceuticals Inc.(a)(b)	800,378	4,073,924
Spectrum Pharmaceuticals Inc.(a)(b)	1,166,999	4,247,876
Vanda Pharmaceuticals Inc.(a)	408,477	6,703,108
Xencor Inc.(a)	377,919	12,996,634

		109,532,727

Building Products — 0.7%
Apogee Enterprises Inc.	236,989	7,702,143
Gibraltar Industries Inc.(a)(b)	166,928	8,419,848
Insteel Industries Inc.(b)	326,053	7,006,879
PGT Innovations Inc.(a)	1,040,741	15,517,448
Quanex Building Products Corp.	591,282	10,099,097

		48,745,415

Capital Markets — 1.1%
Blucora Inc.(a)(b)	383,541	10,025,762
Donnelley Financial Solutions Inc.(a)(b)	556,532	5,826,890
Greenhill & Co. Inc.	145,906	2,492,075
INTL. FCStone Inc.(a)	290,445	14,182,429
Piper Jaffray Companies	135,804	10,856,172
Waddell & Reed Financial Inc., Class A	1,245,182	20,819,443
WisdomTree Investments Inc.	2,101,787	10,172,649

		74,375,420

Chemicals — 3.4%
AdvanSix Inc.(a)(b)	497,670	9,933,493
American Vanguard Corp.(b)	222,898	4,339,824
Ferro Corp.(a)(b)	1,451,778	21,529,868
FutureFuel Corp.	459,908	5,698,260
GCP Applied Technologies Inc.(a)(b)	952,685	21,635,476
Hawkins Inc.	168,481	7,718,115
HB Fuller Co.(b)	388,809	20,050,880
Innophos Holdings Inc.	351,091	11,227,890
Kraton Corp.(a)	565,293	14,313,219
Livent Corp.(a)(b)	2,587,509	22,123,202
LSB Industries Inc.(a)(b)	388,767	1,632,821
LyondellBasell(c)	467,526	202,439
Quaker Chemical Corp.	229,794	37,805,709
Rayonier Advanced Materials Inc.	890,381	3,419,063
Stepan Co.	160,929	16,485,567
Tredegar Corp.	185,101	4,137,007

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Trinseo SA	694,838	$25,854,922

		228,107,755

Commercial Services & Supplies — 2.4%
ABM Industries Inc.	1,180,365	44,511,564
Brady Corp., Class A, NVS	283,946	16,258,748
Harsco Corp.(a)	727,958	16,750,314
Interface Inc.	365,325	6,060,742
Matthews International Corp., Class A	555,243	21,193,625
Mobile Mini Inc.	377,192	14,299,349
Pitney Bowes Inc.	2,797,573	11,274,219
Team Inc.(a)(b)	541,391	8,646,014
U.S. Ecology Inc.	235,688	13,648,692
Viad Corp.	145,209	9,801,608

		162,444,875

Communications Equipment — 0.7%
ADTRAN Inc.	852,742	8,433,618
Applied Optoelectronics Inc.(a)(b)	340,778	4,048,443
CalAmp Corp.(a)(b)	607,951	5,824,171
NETGEAR Inc.(a)(b)	537,569	13,175,816
Plantronics Inc.	583,221	15,945,262

		47,427,310

Construction & Engineering — 1.3%
Aegion Corp.(a)(b)	548,442	12,268,648
Arcosa Inc.	859,846	38,306,139
Comfort Systems USA Inc.	202,827	10,110,926
Granite Construction Inc.	832,426	23,033,227
MYR Group Inc.(a)(b)	157,480	5,132,273

		88,851,213

Construction Materials — 0.2%
U.S. Concrete Inc.(a)(b)	282,859	11,783,906

Consumer Finance — 0.7%
Encore Capital Group Inc.(a)(b)	489,244	17,299,668
EZCORP Inc., Class A, NVS(a)	937,237	6,391,956
PRA Group Inc.(a)(b)	425,947	15,461,876
World Acceptance Corp.(a)(b)	98,727	8,530,013

		47,683,513

Containers & Packaging — 0.2%
Myers Industries Inc.	633,325	10,563,861

Distributors — 0.3%
Core-Mark Holding Co. Inc.	807,369	21,952,363

Diversified Consumer Services — 0.8%
American Public Education Inc.(a)	274,240	7,511,434
Perdoceo Education Crop.(a)	701,921	12,908,327
Regis Corp.(a)	430,520	7,693,392
Strategic Education Inc.	182,976	29,074,887

		57,188,040

Diversified Financial Services — 0.4%
FGL Holdings	2,317,812	24,684,698

Diversified Telecommunication Services — 0.9%
ATN International Inc.	193,751	10,731,868
Cincinnati Bell Inc.(a)(b)	814,869	8,531,678
Consolidated Communications Holdings Inc.	1,284,296	4,983,069
Frontier Communications Corp.(a)(b)	167,457	148,970
Iridium Communications Inc.(a)	898,363	22,135,664
Vonage Holdings Corp.(a)(b)	2,236,547	16,572,813

		63,104,062

Security	Shares	Value

Electric Utilities — 0.3%
El Paso Electric Co.	303,099	$20,577,391

Electrical Equipment — 0.6%
AZZ Inc.	463,050	21,277,147
Encore Wire Corp.	153,488	8,810,211
Powell Industries Inc.	157,040	7,693,390

		37,780,748

Electronic Equipment, Instruments & Components — 3.7%
Anixter International Inc.(a)	535,069	49,279,855
Arlo Technologies Inc.(a)(b)	661,594	2,785,311
Badger Meter Inc.	192,108	12,473,572
Bel Fuse Inc., Class B, NVS	180,600	3,702,300
Benchmark Electronics Inc.	329,120	11,308,563
CTS Corp.(b)	267,098	8,015,611
Daktronics Inc.	668,145	4,069,003
ePlus Inc.(a)(b)	129,285	10,897,433
FARO Technologies Inc.(a)	152,050	7,655,717
Insight Enterprises Inc.(a)(b)	311,060	21,864,407
Knowles Corp.(a)(b)	429,951	9,093,464
Methode Electronics Inc.	205,528	8,087,527
MTS Systems Corp.	317,224	15,236,269
Sanmina Corp.(a)(b)	1,243,644	42,582,371
ScanSource Inc.(a)	446,999	16,516,613
TTM Technologies Inc.(a)(b)	1,740,386	26,192,809

		249,760,825

Energy Equipment & Services — 3.2%
Archrock Inc.	2,272,574	22,816,643
Diamond Offshore Drilling Inc.(a)(b)	1,153,902	8,296,555
Dril-Quip Inc.(a)(b)	642,289	30,129,777
Era Group Inc.(a)(b)	352,831	3,588,291
Exterran Corp.(a)	501,685	3,928,194
KLX Energy Services Holdings Inc.(a)(b)	374,165	2,409,623
Matrix Service Co.(a)	484,308	11,080,967
McDermott International Inc.(a)(b)	1,784,755	1,207,565
Nabors Industries Ltd.	6,024,465	17,350,459
Newpark Resources Inc.(a)(b)	784,724	4,920,219
Noble Corp. PLC(a)(b)	4,441,121	5,418,168
Oceaneering International Inc.(a)(b)	1,754,971	26,166,618
Oil States International Inc.(a)(b)	1,070,747	17,463,884
ProPetro Holding Corp.(a)	1,466,570	16,498,913
RPC Inc.	917,546	4,807,941
SEACOR Holdings Inc.(a)(b)	144,176	6,221,194
TETRA Technologies Inc.(a)(b)	2,238,445	4,387,352
U.S. Silica Holdings Inc.	1,311,748	8,067,250
Valaris PLC(a)(b)	3,526,847	23,136,116

		217,895,729

Entertainment — 0.2%
Marcus Corp. (The)	409,422	13,007,337

Equity Real Estate Investment Trusts (REITs) — 8.4%
Acadia Realty Trust	692,397	17,953,854
American Assets Trust Inc.	342,133	15,703,905
Armada Hoffler Properties Inc.	552,774	10,143,403
CareTrust REIT Inc.	861,455	17,771,817
CBL & Associates Properties Inc.(b)	3,093,571	3,248,249
Cedar Realty Trust Inc.	1,532,359	4,520,459
Chatham Lodging Trust	836,681	15,344,729
DiamondRock Hospitality Co.	3,555,107	39,390,585
Easterly Government Properties Inc.	581,144	13,790,547
Four Corners Property Trust Inc.	503,244	14,186,448

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Franklin Street Properties Corp.	1,912,005	$16,366,763
Getty Realty Corp.	287,156	9,438,818
Global Net Lease Inc.	1,587,656	32,197,664
Hersha Hospitality Trust	636,498	9,261,046
Independence Realty Trust Inc.	697,908	9,826,545
Industrial Logistics Properties Trust	1,157,497	25,951,083
iStar Inc.	1,053,007	15,279,132
Kite Realty Group Trust	1,490,085	29,101,360
Lexington Realty Trust	2,243,673	23,827,807
LTC Properties Inc.	333,009	14,908,813
National Storage Affiliates Trust	452,207	15,203,199
Office Properties Income Trust	854,685	27,469,576
Pennsylvania REIT(b)	1,065,294	5,678,017
Retail Opportunity Investments Corp.	924,139	16,320,295
RPT Realty	1,422,779	21,398,596
Saul Centers Inc.	89,539	4,725,868
Summit Hotel Properties Inc.	1,863,974	23,001,439
Uniti Group Inc.	3,425,731	28,125,251
Urstadt Biddle Properties Inc., Class A	196,983	4,893,058
Washington Prime Group Inc.	3,323,379	12,097,100
Washington REIT	742,629	21,669,914
Whitestone REIT	724,506	9,867,772
Xenia Hotels & Resorts Inc.	2,001,911	43,261,297

		571,924,409

Food & Staples Retailing — 1.0%
Andersons Inc. (The)	581,264	14,694,354
Chefs’ Warehouse Inc. (The)(a)(b)	453,990	17,301,559
PriceSmart Inc.	220,922	15,689,881
SpartanNash Co.	648,071	9,228,531
United Natural Foods Inc.(a)(b)	950,678	8,327,939

		65,242,264

Food Products — 2.4%
B&G Foods Inc.(b)	1,140,992	20,457,987
Calavo Growers Inc.	128,339	11,626,230
Cal-Maine Foods Inc.(b)	536,636	22,941,189
Darling Ingredients Inc.(a)(b)	2,909,543	81,699,967
Fresh Del Monte Produce Inc.	536,212	18,756,696
Seneca Foods Corp., Class A(a)(b)	122,001	4,976,421

		160,458,490

Gas Utilities — 0.6%
Northwest Natural Holding Co.	269,399	19,862,788
South Jersey Industries Inc.	557,222	18,377,182

		38,239,970

Health Care Equipment & Supplies — 3.1%
AngioDynamics Inc.(a)	670,020	10,727,020
CryoLife Inc.(a)(b)	300,581	8,142,739
Heska Corp.(a)(b)	61,484	5,898,775
Inogen Inc.(a)(b)	123,732	8,454,608
Integer Holdings Corp.(a)(b)	580,128	46,659,695
Invacare Corp.	600,409	5,415,689
Lantheus Holdings Inc.(a)(b)	314,820	6,456,958
Meridian Bioscience Inc.	761,243	7,437,344
Merit Medical Systems Inc.(a)(b)	978,760	30,556,887
Mesa Laboratories Inc.	27,893	6,956,514
Natus Medical Inc.(a)	282,951	9,334,554
Neogen Corp.(a)(b)	334,168	21,807,804
OraSure Technologies Inc.(a)(b)	1,100,031	8,833,249
Orthofix Medical Inc.(a)	190,183	8,782,651
Surmodics Inc.(a)	108,590	4,498,884

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Tactile Systems Technology Inc.(a)	155,891	$10,524,201
Varex Imaging Corp.(a)	273,670	8,158,103

		208,645,675

Health Care Providers & Services — 2.3%
AMN Healthcare Services Inc.(a)(b)	382,661	23,843,607
Covetrus Inc.(a)(b)	1,728,445	22,815,474
Cross Country Healthcare Inc.(a)(b)	657,531	7,640,510
Diplomat Pharmacy Inc.(a)	1,029,509	4,118,036
Ensign Group Inc. (The)	348,352	15,804,730
Magellan Health Inc.(a)	386,559	30,248,242
Owens & Minor Inc.(b)	1,120,654	5,793,781
Providence Service Corp. (The)(a)(b)	204,696	12,113,909
Select Medical Holdings Corp.(a)	914,856	21,352,739
Tivity Health Inc.(a)	765,653	15,577,211

		159,308,239

Health Care Technology — 1.0%
Computer Programs & Systems Inc.	222,573	5,875,927
HealthStream Inc.(a)	155,111	4,219,019
HMS Holdings Corp.(a)(b)	706,020	20,898,192
NextGen Healthcare Inc.(a)	396,695	6,374,889
Omnicell Inc.(a)(b)	276,360	22,584,139
Tabula Rasa HealthCare Inc.(a)	213,571	10,396,637

		70,348,803

Hotels, Restaurants & Leisure — 0.8%
BJ’s Restaurants Inc.	341,297	12,955,634
Bloomin’ Brands Inc.	496,800	10,964,376
Dave & Buster’s Entertainment Inc.	236,115	9,484,739
El Pollo Loco Holdings Inc.(a)	163,519	2,475,678
Fiesta Restaurant Group Inc.(a)(b)	381,913	3,777,120
Monarch Casino & Resort Inc.(a)(b)	83,001	4,029,699
Red Robin Gourmet Burgers Inc.(a)(b)	230,722	7,618,440
Ruth’s Hospitality Group Inc.	169,186	3,682,333

		54,988,019

Household Durables — 1.3%
Century Communities Inc.(a)(b)	250,192	6,842,751
Ethan Allen Interiors Inc.	436,156	8,313,133
iRobot Corp.(a)(b)	281,965	14,275,888
La-Z-Boy Inc.	430,500	13,552,140
M/I Homes Inc.(a)(b)	236,130	9,291,715
Meritage Homes Corp.(a)(b)	274,235	16,758,501
Tupperware Brands Corp.	871,551	7,477,908
William Lyon Homes, Class A(a)(b)	588,913	11,766,482

		88,278,518

Household Products — 0.4%
Central Garden & Pet Co.(a)	174,874	5,433,335
Central Garden & Pet Co., Class A, NVS(a)(b)	711,806	20,898,624

		26,331,959

Insurance — 3.3%
Ambac Financial Group Inc.(a)	805,967	17,384,708
American Equity Investment Life Holding Co.(b)	789,024	23,615,488
AMERISAFE Inc.	163,904	10,822,581
Employers Holdings Inc.	522,072	21,796,506
HCI Group Inc.	114,244	5,215,239
Horace Mann Educators Corp.	674,022	29,427,801
James River Group Holdings Ltd.	190,269	7,840,986
ProAssurance Corp.	880,167	31,809,235
Safety Insurance Group Inc.	122,265	11,313,180
Stewart Information Services Corp.	388,150	15,832,639

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Third Point Reinsurance Ltd.(a)(b)	1,427,975	$15,022,297
United Fire Group Inc.	378,992	16,573,320
United Insurance Holdings Corp.	370,017	4,665,914
Universal Insurance Holdings Inc.	541,592	15,159,160

		226,479,054

Interactive Media & Services — 0.1%
Care.com Inc.(a)(b)	250,928	3,771,448

Internet & Direct Marketing Retail — 0.2%
Liquidity Services Inc.(a)(b)	239,731	1,428,797
PetMed Express Inc.	172,875	4,066,020
Stamps.com Inc.(a)(b)	127,111	10,616,311

		16,111,128

IT Services — 0.5%
Cardtronics PLC, Class A(a)	218,781	9,768,571
Sykes Enterprises Inc.(a)	323,331	11,960,014
Unisys Corp.(a)(b)	922,350	10,939,071

		32,667,656

Leisure Products — 0.3%
Sturm Ruger & Co. Inc.	295,960	13,918,999
Vista Outdoor Inc.(a)(b)	1,031,058	7,712,314

		21,631,313

Life Sciences Tools & Services — 0.3%
Luminex Corp.	746,217	17,282,386

Machinery — 3.2%
Actuant Corp., Class A	518,861	13,505,952
Astec Industries Inc.(b)	398,821	16,750,482
Barnes Group Inc.	320,977	19,887,735
Briggs & Stratton Corp.	757,501	5,044,957
Chart Industries Inc.(a)(b)	259,681	17,525,871
EnPro Industries Inc.	368,580	24,650,630
Greenbrier Companies Inc. (The)	577,007	18,712,337
Hillenbrand Inc.	713,590	23,769,683
Lindsay Corp.	106,039	10,178,683
Lydall Inc.(a)	312,444	6,411,351
Mueller Industries Inc.	346,001	10,985,532
Proto Labs Inc.(a)(b)	171,569	17,422,832
Standex International Corp.(b)	220,523	17,498,500
Titan International Inc.(b)	892,217	3,229,825
Wabash National Corp.	964,494	14,168,417

		219,742,787

Marine — 0.5%
Matson Inc.	759,940	31,005,552

Media — 0.6%
EW Scripps Co. (The), Class A, NVS	514,406	8,081,318
Gannett Co. Inc.	2,191,011	13,978,650
Scholastic Corp., NVS	544,566	20,938,563

		42,998,531

Metals & Mining — 1.6%
AK Steel Holding Corp.(a)	5,639,338	18,553,422
Century Aluminum Co.(a)(b)	887,597	6,670,292
Cleveland-Cliffs Inc.(b)	2,102,996	17,665,166
Haynes International Inc.	120,602	4,315,140
Kaiser Aluminum Corp.	104,638	11,603,308
Materion Corp.	160,031	9,513,843
Olympic Steel Inc.	162,197	2,906,570
SunCoke Energy Inc.	1,545,123	9,626,116

Security	Shares	Value

Metals & Mining (continued)
TimkenSteel Corp.(a)(b)	711,244	$5,590,378
Warrior Met Coal Inc.	910,069	19,229,758

		105,673,993

Mortgage Real Estate Investment — 2.9%
Apollo Commercial Real Estate Finance Inc.	2,537,697	46,414,478
ARMOUR Residential REIT Inc.	650,801	11,629,814
Capstead Mortgage Corp.	1,686,862	13,359,947
Invesco Mortgage Capital Inc.	2,537,925	42,256,451
KKR Real Estate Finance Trust Inc.	430,320	8,787,134
New York Mortgage Trust Inc.	5,170,716	32,213,561
Ready Capital Corp.	628,597	9,692,966
Redwood Trust Inc.	2,007,030	33,196,276

		197,550,627

Multi-Utilities — 0.8%
Avista Corp.	1,184,960	56,984,726

Multiline Retail — 0.4%
Big Lots Inc.	691,030	19,846,382
JC Penney Co. Inc.(a)(b)	5,363,204	6,006,788

		25,853,170

Oil, Gas & Consumable Fuels — 3.1%
Bonanza Creek Energy Inc.(a)(b)	330,941	7,724,163
Callon Petroleum Co.(a)	3,268,519	15,786,947
CONSOL Energy Inc.(a)(b)	461,606	6,697,903
Denbury Resources Inc.(a)	8,775,256	12,373,111
Green Plains Inc.	602,625	9,298,504
Gulfport Energy Corp.(a)(b)	2,591,335	7,877,658
HighPoint Resources Corp.(a)	1,940,850	3,280,037
Jagged Peak Energy Inc.(a)(b)	360,927	3,064,270
Laredo Petroleum Inc.(a)	3,213,382	9,222,406
Oasis Petroleum Inc.(a)(b)	5,150,348	16,790,134
PDC Energy Inc.(a)(b)	515,108	13,480,376
QEP Resources Inc.	2,244,614	10,100,763
Range Resources Corp.(b)	3,693,823	17,915,042
Renewable Energy Group Inc.(a)	694,016	18,703,731
REX American Resources Corp.(a)(b)	51,983	4,260,527
SM Energy Co.(b)	1,879,021	21,120,196
Southwestern Energy Co.(a)(b)	9,584,669	23,194,899
Unit Corp.(a)	22,578	15,705
Whiting Petroleum Corp.(a)(b)	1,626,475	11,938,327

		212,844,699

Paper & Forest Products — 0.9%
Boise Cascade Co.	691,302	25,253,262
Clearwater Paper Corp.(a)(b)	294,484	6,290,178
Mercer International Inc.	335,917	4,131,779
Neenah Inc.	162,054	11,413,463
PH Glatfelter Co.	787,576	14,412,641

		61,501,323

Personal Products — 0.5%
Avon Products Inc.	3,156,064	17,800,201
USANA Health Sciences Inc.(a)(b)	223,589	17,562,916

		35,363,117

Pharmaceuticals — 0.9%
Akorn Inc.(a)	1,052,828	1,579,242
Amphastar Pharmaceuticals Inc.(a)(b)	299,029	5,768,269
Endo International PLC(a)	3,595,120	16,861,113
Lannett Co. Inc.(a)(b)	596,920	5,264,834
Pacira BioSciences Inc.(a)(b)	238,109	10,786,338
Phibro Animal Health Corp., Class A	361,550	8,977,287

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Supernus Pharmaceuticals Inc.(a)(b)	411,126	$9,751,909

		58,988,992

Professional Services — 1.4%
Forrester Research Inc.	83,182	3,468,689
Heidrick & Struggles International Inc.	341,600	11,102,000
Kelly Services Inc., Class A, NVS	591,712	13,360,857
Korn Ferry	982,389	41,653,294
Resources Connection Inc.	536,782	8,765,650
TrueBlue Inc.(a)(b)	694,535	16,710,512

		95,061,002

Real Estate Management & Development — 0.5%
Marcus & Millichap Inc.(a)	204,902	7,632,599
RE/MAX Holdings Inc., Class A	92,480	3,559,555
Realogy Holdings Corp.	2,025,317	19,605,069

		30,797,223

Road & Rail — 0.4%
ArcBest Corp.	454,792	12,552,259
Heartland Express Inc.(b)	441,678	9,297,322
Marten Transport Ltd.(b)	291,226	6,258,447

		28,108,028

Semiconductors & Semiconductor Equipment — 1.6%
Axcelis Technologies Inc.(a)(b)	277,505	6,686,483
CEVA Inc.(a)	180,427	4,864,312
Cohu Inc.	404,676	9,246,847
DSP Group Inc.(a)(b)	216,668	3,410,354
Kulicke & Soffa Industries Inc.	565,920	15,393,024
MaxLinear Inc.(a)	638,441	13,547,718
Onto Innovation Inc.(a)(b)	393,200	14,367,528
PDF Solutions Inc.(a)(b)	183,890	3,105,902
Photronics Inc.(a)(b)	1,107,846	17,459,653
Rambus Inc.(a)(b)	935,507	12,886,609
SMART Global Holdings Inc.(a)(b)	234,392	8,892,832

		109,861,262

Software — 0.7%
Bottomline Technologies DE Inc.(a)	285,095	15,281,092
Ebix Inc.	127,072	4,245,476
MicroStrategy Inc., Class A(a)(b)	64,589	9,212,329
TiVo Corp.	2,241,894	19,011,261

		47,750,158

Specialty Retail — 4.6%
Abercrombie & Fitch Co., Class A	1,111,068	19,210,366
Asbury Automotive Group Inc.(a)(b)	167,915	18,771,218
Barnes & Noble Education Inc.(a)(b)	688,921	2,941,693
Buckle Inc. (The)	188,710	5,102,718
Caleres Inc.	725,849	17,238,914
Cato Corp. (The), Class A	387,442	6,741,491
Chico’s FAS Inc.	2,115,003	8,058,161
Children’s Place Inc. (The)	277,297	17,336,608
Conn’s Inc.(a)(b)	340,132	4,214,235
Designer Brands Inc. , Class A	983,174	15,475,159
Express Inc.(a)(b)	1,199,374	5,840,951
GameStop Corp., Class A(b)	1,171,872	7,124,982
Genesco Inc.(a)(b)	254,062	12,174,651
Group 1 Automotive Inc.	310,774	31,077,400
Guess? Inc.	759,876	17,006,025
Haverty Furniture Companies Inc.	322,567	6,502,951
Hibbett Sports Inc.(a)(b)	147,933	4,148,041
Lumber Liquidators Holdings Inc.(a)(b)	511,906	5,001,322

Security	Shares	Value

Specialty Retail (continued)
MarineMax Inc.(a)(b)	382,548	$6,384,726
Michaels Companies Inc. (The)(a)(b)	1,361,038	11,010,797
Monro Inc.	260,714	20,387,835
Office Depot Inc.	9,692,867	26,558,456
Shoe Carnival Inc.(b)	159,252	5,936,915
Signet Jewelers Ltd.	926,865	20,150,045
Sonic Automotive Inc., Class A	432,595	13,410,445
Tailored Brands Inc.	901,961	3,734,118

		311,540,223

Textiles, Apparel & Luxury Goods — 2.3%
Fossil Group Inc.(a)(b)	828,655	6,529,801
G-III Apparel Group Ltd.(a)(b)	763,406	25,574,101
Kontoor Brands Inc.(a)	831,647	34,920,858
Movado Group Inc.	292,440	6,357,646
Oxford Industries Inc.	301,746	22,757,683
Unifi Inc.(a)	260,532	6,581,038
Vera Bradley Inc.(a)(b)	418,163	4,934,323
Wolverine World Wide Inc.	1,436,352	48,462,517

		156,117,967

Thrifts & Mortgage Finance — 1.5%
Axos Financial Inc.(a)(b)	323,430	9,793,460
Flagstar Bancorp. Inc.	258,552	9,889,614
HomeStreet Inc.(a)	370,452	12,595,368
Northfield Bancorp. Inc.	409,348	6,942,542
Northwest Bancshares Inc.	1,707,359	28,393,380
Provident Financial Services Inc.	1,059,072	26,106,125
TrustCo Bank Corp. NY	791,434	6,861,733
Walker & Dunlop Inc.	1,050	67,914

		100,650,136

Tobacco — 0.5%
Universal Corp./VA	439,883	25,099,724
Vector Group Ltd.	740,547	9,915,924

		35,015,648

Trading Companies & Distributors — 1.2%
Applied Industrial Technologies Inc.	294,347	19,630,001
DXP Enterprises Inc./TX(a)(b)	285,295	11,357,594
Foundation Building Materials Inc.(a)	150,317	2,908,634
GMS Inc.(a)(b)	338,803	9,174,785
Kaman Corp.	494,507	32,597,902
Veritiv Corp.(a)(b)	226,782	4,460,802

		80,129,718

Water Utilities — 0.2%
California Water Service Group	283,378	14,610,970

Wireless Telecommunication Services — 0.3%
Shenandoah Telecommunications Co.(b)	367,263	15,281,813
Spok Holdings Inc.	312,651	3,823,722

		19,105,535

Total Common Stocks — 95.1% (Cost: $6,340,740,588)		6,448,635,652

Short-Term Investments

Money Market Funds — 9.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(d)(e)(f)	350,519,793	350,660,001

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(d)(e)	323,917,838	$323,917,838

		674,577,839

Total Short-Term Investments — 9.9% (Cost: $674,472,752)		674,577,839

Total Investments in Securities — 105.0% (Cost: $7,015,213,340)		7,123,213,491

Other Assets, Less Liabilities — (5.0)%		(339,121,410)

Net Assets — 100.0%		$6,784,092,081

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold		Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	359,374,876	—		(8,855,083	)(a)	350,519,793	$350,660,001	$5,141,095	(b)	$(7,115)	$(5,385)
BlackRock Cash Funds: Treasury, SL Agency Shares	22,571,102	301,346,736	(a)	—		323,917,838	323,917,838	949,641		—	—
PennyMac Mortgage Investment Trust	1,145,998	728,113		(1,874,111)		—	—	1,815,219		6,012,241	(3,520,982)

							$674,577,839	$7,905,955		$6,005,126	$(3,526,367)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini	341	03/20/20	$28,484	$177,476

OTC Total Return Swaps

Reference Entity(a)	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Goldman Sachs & Co.	02/27/23	$161,248,566	$(1,318,225	)(b)	$159,830,529	2.4%

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® S&P Small-Cap 600 Value ETF

OTC Total Return Swaps (continued)

Reference Entity(a)	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

	JPMorgan Securities PLC	02/08/23	146,889,152	(1,908,615	)(c)	145,397,884	2.1%

			$308,137,718	$(3,226,840)		$305,228,413

(a)

In regards to total return swaps with multiple financing rate benchmarks, the Fund receives the total return on a portfolio of long positions underlying the total return swap. In addition, the Fund pays a variable rate of interest, based on a specified benchmark, plus or minus a spread of 65 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

USD — 1D Overnight Bank Funding Rate (OBFR01)

USD — 1D Overnight Fed Funds Effective Rate (FEDL01)

(b)	Amount includes $99,812 of net dividends and financing fees.
(c)	Amount includes $(417,347) of net dividends, payable for referenced securities purchased and financing fees.

Schedule of Investments (unaudited) December 31, 2019	iShares® S&P Small-Cap 600 Value ETF

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of December 31, 2019 expiration dates 02/27/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Banner Corp.	65,702	$3,718,076	2.3%
Boston Private Financial Holdings Inc.	98,348	1,183,126	0.7
Brookline Bancorp. Inc.	1,130	18,600	0.0
Cadence BanCorp.	307,038	5,566,599	3.5
Central Pacific Financial Corp.	17,012	503,215	0.3
City Holding Co.	115,586	9,472,273	5.9
Columbia Banking System Inc.	76,682	3,119,807	2.0
Eagle Bancorp. Inc.	22,000	1,069,860	0.7
First BanCorp./Puerto Rico	298,555	3,161,697	2.0
First Financial Bancorp.	131,435	3,343,706	2.1
First Midwest Bancorp. Inc.	88,140	2,032,508	1.3
Great Western Bancorp. Inc.	1,698	58,989	0.0
Hanmi Financial Corp.	6,746	134,886	0.1
Heritage Financial Corp./WA	29,819	843,878	0.5
Hope Bancorp. Inc.	176,824	2,627,605	1.6
National Bank Holdings Corp. Class A	2,196	77,343	0.0
OFG Bancorp.	113,945	2,690,241	1.7
Old National Bancorp.	3,013,914	55,124,487	34.5
S&T Bancorp. Inc.	26,566	1,070,344	0.7
Simmons First National Corp., Class A	10,431	279,446	0.2
United Community Banks Inc./GA	83,162	2,568,043	1.6
Westamerica Bancorp.	220,601	14,950,130	9.4

		113,614,859

Commercial Services & Supplies
Pitney Bowes Inc.	4,518	18,208	0.0

Diversified Telecommunication Services
Cincinnati Bell Inc.(a)	92,815	971,773	0.6

Insurance
American Equity Investment Life Holding Co.	712,850	21,335,601	13.4
AMERISAFE Inc.	5,723	377,890	0.2
Employers Holdings Inc.	2,908	121,409	0.1
Horace Mann Educators Corp.	4,504	196,645	0.1
James River Group Holdings Ltd.	2,561	105,539	0.1
ProAssurance Corp.	9,591	346,619	0.2
Safety Insurance Group Inc.	12,452	1,152,184	0.7
Stewart Information Services Corp.	32,073	1,308,258	0.8

		24,944,145

Machinery
Hillenbrand Inc.	600,042	19,987,399	12.5

Semiconductors & Semiconductor Equipment
Photronics Inc.(a)	11,043	174,038	0.1

Thrifts & Mortgage Finance
HomeStreet Inc.(a)	2,982	101,388	0.1
TrustCo Bank Corp. NY	2,159	18,719	0.0

		120,107

Total Reference Entity — Long		159,830,529

Net Value of Reference Entity — Goldman Sachs & Co.		$159,830,529

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® S&P Small-Cap 600 Value ETF

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of December 31, 2019 expiration dates 02/08/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Banner Corp.	90,090	$5,098,193	3.5%
Boston Private Financial Holdings Inc.	19,118	229,990	0.2
Brookline Bancorp Inc.	47,049	774,427	0.5
Cadence BanCorp.	66,621	1,207,839	0.8
Central Pacific Financial Corp.	6,983	206,557	0.1
Columbia Banking System Inc.	8,512	346,311	0.2
Community Bank System Inc.	394,075	27,955,681	19.2
Eagle Bancorp. Inc.	9,501	462,034	0.3
First Bancorp./Puerto Rico	2,930	31,029	0.0
First Financial Bancorp.	10,287	261,701	0.2
First Midwest Bancorp. Inc.	1,056,940	24,373,036	16.8
Great Western Bancorp. Inc.	492,410	17,106,323	11.8
Hanmi Financial Corp.	36,019	720,200	0.5
Heritage Financial Corp./WA	78,936	2,233,889	1.5
Hope Bancorp. Inc.	4,503	66,915	0.1
Independent Bank Corp./MA	213,256	17,753,562	12.2
National Bank Holdings Corp. Class A	2,196	77,343	0.1
NBT Bancorp. Inc.	909	36,869	0.0
Old National Bancorp.	7,251	132,621	0.1
Pacific Premier Bancorp. Inc.	59,138	1,928,194	1.3
S&T Bancorp. Inc.	299,320	12,059,603	8.3
Seacoast Banking Corp. of Florida(a)	361,642	11,055,396	7.6
United Community Banks Inc./GA	149,866	4,627,862	3.2

		128,745,575

Biotechnology
Amag Pharmaceuticals Inc.(a)	43,302	526,985	0.4

Commercial Services & Supplies
Pitney Bowes Inc.	232,991	938,954	0.6

Diversified Telecommunication Services
Cincinnati Bell Inc.(a)	4,090	42,822	0.0

Insurance
American Equity Investment Life Holding Co.	115,069	3,444,015	2.4
AMERISAFE Inc.	8,268	545,936	0.4
Employers Holdings Inc.	40,263	1,680,980	1.1
Horace Mann Educators	52,168	2,277,655	1.6
ProAssurance Corp.	63,778	2,304,937	1.6
Stewart Information Services Corp.	100	4,079	0.0

		10,257,602

Semiconductors & Semiconductor Equipment
Photronics Inc.(a)	74,853	1,179,683	0.8

Thrifts & Mortgage Finance
HomeStreet Inc.(a)	59,267	2,015,078	1.4
Northwest Bancshares Inc.	73,445	1,221,390	0.9
Provident Financial Services	7,393	182,237	0.1
Trustco Bank Corp. NY	33,167	287,558	0.2

		3,706,263

Total Reference Entity — Long		145,397,884

Net Value of Reference Entity — JPMorgan Securities PLC		$145,397,884

(a)	Non-income producing security.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® S&P Small-Cap 600 Value ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,448,433,213	$—	$202,439	$6,448,635,652
Money Market Funds	674,577,839	—	—	674,577,839

	$7,123,011,052	$—	$202,439	$7,123,213,491

Derivative financial instruments(a)
Assets
Futures Contracts	$177,476	$—	$—	$177,476
Liabilities
Swaps	—	(3,226,840)	—	(3,226,840)

	$177,476	$(3,226,840)	$—	$(3,049,364)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares